Reclassified amounts between profit or loss and other comprehensive income due to the overlay approach (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of information about overlay approach for associates [Line Items]
Profit or loss IFRS 9	₩ 216,492	₩ (72,869)
Profit or loss IAS 39	(31,093)	2,073
Other comprehensive income Amount	247,585	(74,942)
Other comprehensive income Tax effect	(54,714)	20,609
Net gain (loss) on valuation of financial assets at fair value through profit or loss
Disclosure of information about overlay approach for associates [Line Items]
Profit or loss IFRS 9	150,865	(77,179)
Profit or loss IAS 39	(74,586)	(4,425)
Other comprehensive income Amount	225,451	(72,754)
Other comprehensive income Tax effect	(50,042)	20,007
Net gain (loss) on disposal of financial assets at fair value through profit or loss
Disclosure of information about overlay approach for associates [Line Items]
Profit or loss IFRS 9	65,627	4,310
Profit or loss IAS 39	43,493	6,498
Other comprehensive income Amount	22,134	(2,188)
Other comprehensive income Tax effect	₩ (4,672)	₩ 602